Operating Risk (Details) - Schedule of Operating Risks	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.50%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%		17.60%
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.40%			[1]

[1]	Less than 10%